LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
LOSS PER SHARE
Schedule of computation of basic and diluted loss per share

	Years Ended December 31,
	2016	2017	2018
Net loss attributable to ordinary shareholders	(417,962)	(248,580)	(380,091)
Weighted average number of ordinary shares-basic and diluted	72,000,000	72,000,000	99,451,210
Net loss per share-basic and diluted	(5.81)	(3.45)	(3.82)

Summary of share options outstanding excluded from calculation of diluted loss per share

	Years Ended December 31,
	2016	2017	2018
Series A Preferred Shares	4,200,000	4,200,000	—
Series B Preferred Shares	11,396,178	11,396,178	—
Series C Preferred Shares	31,739,234	31,739,234	—
Series D Preferred Shares	27,783,584	27,783,584	—
Shares options	4,547,612	5,010,912	9,997,216